Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Loans at amortized cost		$ 5,892,997,000
Unearned interest and deferred fees	$ 0
Loans at fair value through profit or loss (1)	4,949,000	6,492,000	$ 0
Sales	(5,750,000)	0
Loans
Disclosure of detailed information about financial instruments [line items]
Loans at amortized cost	4,911,397,000	5,892,997,000
Interest receivable	27,350,000	41,757,000
Loss allowances	(41,165,000)	(99,307,000)
Unearned interest and deferred fees	(5,884,000)	(12,114,000)
Loans at amortized cost, net	4,891,698,000	5,823,333,000
Loans at fair value through profit or loss (1)	4,949,000	0
Loans, net	4,896,647,000	5,823,333,000
At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans at amortized cost	4,916,346,000
At fair value through profit or loss | Level 3
Disclosure of detailed information about financial instruments [line items]
Loans at fair value through profit or loss (1)	4,900,000
Sales	5,800,000
At fair value through profit or loss | Loans
Disclosure of detailed information about financial instruments [line items]
Loans at fair value through profit or loss (1)	4,949,000	0	$ 0
Sales	$ 0	$ 0